Partners Capital (Issuance of Common Units) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Nov. 30, 2014
Class of Stock [Line Items]
Issuance of common units	$ 362.2
Proceeds from issuance of common units	2.2	0
EDA [Member] | BMO Capital Markets Corp. [Member]
Class of Stock [Line Items]
AggregateAmountOfEquitySecuritiesAllowedUnderEquityDistributionAgreement			350.0
Proceeds from issuance of common units	2.2
Payments of Stock Issuance Costs	0.1
AggregateAmountOfEquitySecurityRemainingUnderEquityDistributionAgreement	339.7
EDA [Member] | BMO Capital Markets Corp, Merrilly Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc, Jeffries LLC, Raymond James and Associates, Inc and RBC Capital Markets LLC [Member]
Class of Stock [Line Items]
Issuance of common units	0.1
Common Class C [Member]
Class of Stock [Line Items]
Issuance of common units	$ 180.0